General and Administrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Corporate Development:
Geology And Technical Review		$ 0		$ 21	$ 0
Salaries And Remuneration		33		91	0
Sundry		7		0	0
Travel And Transportation		112		0	0
Totals	$ 152,000		$ 112,000		0
General And Administrative:
Accounting, Audit And Tax		67		61	59,000
Legal		38		73	4,000
Office And Sundry		139		152	117,000
Regulatory		71		446	76,000
Rent		52		46	39,000
Travel		34	$ 59,000		0
Total		$ 401		$ 837	$ 295,000